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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pegasus Investments, Inc.
                 -------------------------------
   Address:      141 Portland St.
                 -------------------------------
                 Suite  #300
                 -------------------------------
                 Boston MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    BRIAN M.O. KOPPERL
         -------------------------------
Title:   MANAGING DIRECTOR
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Kopperl                  Boston, MA           2/8/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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
           Column 1               Column 2         Column 3      Column 4    Column 5            Column 6 Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                   VALUE      SHRS OR  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS        CUSIP        (X1000)     PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
           ELAN PLC                  RT            G29539148        385       2893733     SH       SOLE            2893733

          AT&T CORP                  COM           001957109       3265       180000      SH       SOLE             180000

  AMERICAN BK CONN WATERBURY         COM           024327108       4860       155758      SH       SOLE             155758

        AQUILA INC DEL              CL A           03840J106       7620       445600      SH       SOLE             445600

            AVIRON                   COM           053762100       6372       122500      SH       SOLE             122500

        BANK PLUS CORP               COM           064446107       2436       335557      SH       SOLE             335557

 BANK UTD CORP LITIGATN CONT    RT CONTINGENT      065416117        20        201473      SH       SOLE             201473

         BARD C R INC                COM           067383109       10139      157200      SH       SOLE             157200

          CBE Jan 40                 OPT           2166699M5        467         915       PUT      SOLE                915

        CENTURYTEL INC               COM           156700106       2034        62000      SH       SOLE              62000

          CTL Jan 35                 OPT           1567009M0        140         620       PUT      SOLE                620

         CPQ Apr 7.5                 OPT           2K199W9P1        120        2185       PUT      SOLE               2185

         CONECTIV INC                COM           206829103       9372       382700      SH       SOLE             382700

          COC Apr 25                 OPT           2082519D2        234         600      CALL      SOLE                600

       COOPER INDS INC               COM           216669101       3143        90000      SH       SOLE              90000

      DAL-TILE INTL INC              COM           23426R108       2792       120100      SH       SOLE             120100

     DIME BANCORP INC NEW            COM           25429Q102       9994       277000      SH       SOLE             277000

       IMMUNEX CORP NEW              COM           452528102       2771       100000      SH       SOLE             100000

       MID AMER BANCORP              COM           595915109       3932       118800      SH       SOLE             118800

  MILLENNIUM PHARMACEUTICALS         COM           599902103       2419        98700      SH       SOLE              98700

  MITCHELL ENERGY & DEV CORP        CL A           606592202       6172       115790      SH       SOLE             115790

   NIAGARA MOHAWK HLDGS INC          COM           653520106       2640       148900      SH       SOLE             148900

     ORION PWR HLDGS INC             COM           686286105       5322       203921      SH       SOLE             203921

      PRI AUTOMATION INC             COM           69357H106       2998       146600      SH       SOLE             146600

    PETROLEUM GEO-SVCS A/S      SPONSORED ADR      716597109       3900       490000      SH       SOLE             490000

         RAL Jan 27.5                OPT           7512779M8         9         1800       PUT      SOLE               1800

    R G S ENERGY GROUP INC           COM           74956K104       6306       167700      SH       SOLE             167700

 RIGHTCHOICE MANAGED CARE DE         COM           76657T102       4472        63900      SH       SOLE              63900

    SECURITY CAP GROUP INC          CL B           81413P204       3806       150000      SH       SOLE             150000

         SYNOPSYS INC                COM           871607107       4017        68000      SH       SOLE              68000

           T Jan 3                   OPT           03018D9M9        609        1790       PUT      SOLE               1790

     TELECORP PCS INC NEW           CL A           879300101       4365       350000      SH       SOLE             350000

 ULTRAMAR DIAMOND SHAMROCK C         COM           904000106       1604        32418      SH       SOLE              32418

       VERITAS DGC INC               COM           92343P107       11100      600000      SH       SOLE             600000

     WILLAMETTE INDS INC             COM           969133107       5630       108900      SH       SOLE             108900


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            35
                                                           --------------------

Form 13F Information Table Value Total:                         135,465
                                                           --------------------
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]